INITIAL PUBLIC OFFERING (Textual) (Detail) - $ / shares		1 Months Ended	6 Months Ended	12 Months Ended
	May 05, 2017	Sep. 18, 2017	Jun. 30, 2019	Dec. 31, 2018
Sale of Stock, Number of Shares Issued in Transaction	69,000,000	69,000,000	69,000,000	69,000,000
Shares Issued, Price Per Share				$ 10.00
Class of Warrant or Right, Exercise Price of Warrants or Rights				11.50
Class Of Warrant Or Right Redemption Price Of Warrants Or Rights				0.01
Minimum [Member]
Shares Issued, Price Per Share				$ 18.00